Related-Party Transactions (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Research and development	$ 3,929,000	$ 4,121,000	$ 11,577,000	$ 12,659,000	$ 16,746,000	$ 14,672,000
Accounts payable and accrued expenses	12,965,000		12,965,000		2,652,000	2,202,000
Related Party [Member]
Related Party Transaction [Line Items]
Research and development	401,000	140,000	401,000	337,000	439,000	209,000
Accounts payable and accrued expenses	401,000		401,000		81,000	0
Related Party [Member] | Advisory And Research Services [Member]
Related Party Transaction [Line Items]
Research and development	0	100,000	0	300,000	400,000
Related Party [Member] | Advisory And Research Services [Member] | Paul Song
Related Party Transaction [Line Items]
Research and development						0
Accounts payable and accrued expenses					100,000
Related Party [Member] | Advisory And Research Services [Member] | ATGEN Canada
Related Party Transaction [Line Items]
Research and development					0	200,000
Accounts payable and accrued expenses					0	0
Related Party [Member] | Purchases Of Laboratory Supplies [Member]
Related Party Transaction [Line Items]
Research and development	$ 400,000	$ 100,000	$ 400,000	$ 100,000
Related Party [Member] | Purchases Of Laboratory Supplies [Member] | NKMAX
Related Party Transaction [Line Items]
Research and development					100,000	100,000
Accounts payable and accrued expenses					$ 100,000	$ 0